Intangible Assets, Net - Gross Cost and Accumulated Amortization of Intangible Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Acquisition of internal-use software	$ 12